Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation

2.1.	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), applying the basis of accounting below and include the accounts of the Corporation and its subsidiaries. The comparative information presented in the financial statements are that of Hotel101 Global and HBNB (Note 4).

2.2.	Going Concern

The Group started operations in 2022. The Group sustained losses in 2025 and 2024 which resulted in accumulated losses of US$35,589,078 and US$8,875,785 as at December 31, 2025 and December 31, 2024, respectively. The losses were mainly due to the high start-up costs for the Group as the Group continues to expand globally and the loss from business combination. As of December 31, 2025, the Group’s cash and cash equivalents amounted to US$14,670,545. These factors raise significant doubt about the Group’s ability to continue as a going concern for at least twelve months from the end of the reporting period. The significant doubt is alleviated, however, as the ultimate holding company has undertaken to provide the necessary financial support to enable the Group to continue its operations as a going concern and to meet its liabilities as and when they fall due. The ultimate holding company also pledged not to enforce its right to collect from the Group any advances made and working capital loans extended until such time that the Group has the ability to repay them. The consolidated financial statements of the Group have been prepared on a going concern basis.

2.3.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except as otherwise described in the notes below.

2.4.	Functional and presentation currency

The consolidated financial statements are presented in United States dollars, which is the Group’s functional currency. All financial and information are presented in United States dollars (‘US$’), unless otherwise stated.

2.5.	Use of estimates and judgements

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions about the future that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis and are consistent with the Group’s risk management. These estimates and assumptions may change in future periods and will be recognized in the consolidated financial statements prospectively.